Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2020
Trade And Other Receivables
Schedule of trade and other receivables

	30 June 2020	30 June 2019
	A$	A$

Current

Trade receivables*	49,519	332,972
Loss allowance	(30,055)	(34,046)
Other receivables	-	138,172
Accrued income**	308,225	531,828
Total Trade and Other Receivables	327,689	968,926

*	All trade receivables are non-interest bearing.

**	Primarily comprises of receivables from the Australian Tax Office in relation to R&D tax concession for the year.